PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Retirement Benefits [Abstract]
2025	$ 173
2026	171
2027	167
2028	169
2029	174
Years 2030-2034	845
Total	$ 1,699